Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (FY) (Details) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]					Derivative, Gain (Loss) on Derivative, Net
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		$ 246,500		$ 6,573,100	$ 6,573,100	$ 0
Issuance of Public and Private Warrants						23,804,910
Transfer of Public Warrants to Level 1						(13,524,000)
Change in fair value of derivative warrant liabilities					(6,326,600)	(3,707,810)
Ending balance					246,500	6,573,100
Level 3 | Working Capital Loan Option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		0		0	0
Change in fair value of derivative warrant liabilities					(7,885)
Initial fair value of the Working Capital Loan Option					7,885
Ending balance	$ 0				0	0
Level 3 | Public Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		0		0	0	0
Issuance of Public and Private Warrants						12,863,680
Transfer of Public Warrants to Level 1						(13,524,000)
Change in fair value of derivative warrant liabilities					0	660,320
Ending balance					0	0
Level 3 | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	1,191,368	246,500	$ 3,626,700	6,573,100	6,573,100	0
Issuance of Public and Private Warrants						10,941,230
Transfer of Public Warrants to Level 1						0
Change in fair value of derivative warrant liabilities	(286,750)	944,868	(2,969,400)	(2,946,400)	(6,326,600)	(4,368,130)
Ending balance	$ 904,618	$ 1,191,368	$ 657,300	$ 3,626,700	$ 246,500	$ 6,573,100